Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
ERP-Zhituo software	30,183	29,622
Nasdaq membership	50,043	-
Less: accumulated amortization	(19,619)	(17,773)
Intangible assets, net	$60,607	$11,849

For the six months ended June 30, 2025 and 2024, the Company amortized approximately $1,491 and $1,498 of intangible assets respectively, As of June 30, 2025 and December 31, 2024 leaving a balance of $60,607 and $11,849 approximately, respectively.